UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-22517

                                                ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
                                           Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
  200 Berkeley Street
                           Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of June 30, 2012

Strategy	Investments	Cost	(in U.S. dollars) Fair Value
Investment Funds - 99.45%

Event Driven/Distressed - 36.21%	Anchorage Capital Partners LP	$11,470	$8,379
	Anchorage Capital Partners Offshore Ltd	1,618,631	1,617,667
	Archer Capital Fund LP*	60,760	56,543
	Archer SPE I LLC*	89,667	73,360
	Drawbridge Special Opportunities Fund LP*	1,648,509	1,955,846
	Garrison Special Opportunities Fund LP*	1,042,274	987,135
	Halcyon Structured Opportunities Fund LP*	39,724	38,404
	Jet Capital Concentrated Offshore Fund Ltd	1,947,383	2,010,725
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	1,570,709	1,850,162
	Redwood Offshore Fund Ltd	2,200,000	2,204,446
	Serengeti Lycaon Overseas Ltd	1,600,000	1,648,272
	Silver Lake Credit Fund (Offshore) Ltd	1,400,000	1,385,164
	Venor Capital Offshore Ltd	1,500,000	1,515,262
			15,351,365
Global Macro - 15.46%	Autonomy Global Macro Fund Ltd	1,900,000	1,947,664
	Brevan Howard Asia Fund LP	40,578	43,993
	Brevan Howard LP	1,568,126	1,673,486
	COMAC Global Macro Fund Limited	1,719,133	1,708,964
	Tyticus Partners II Ltd	91,513	95,327
	WCG Offshore Fund Ltd	1,091,131	1,082,904
			6,552,338
Long/Short Equity - 22.05%	Cadian Offshore Fund Ltd	1,140,000	1,297,104
	Fox Point Offshore Ltd	1,500,000	1,374,136
	JHL Capital Group Fund Ltd	900,000	845,358
	Marble Arch Offshore Partners Ltd	1,220,568	1,454,336
	Pelham Long/Short Fund Ltd	1,400,000	1,372,968
	Squadra Equity Fund Ltd	800,000	760,723
	SRS Partners Ltd	1,750,000	1,768,419
	Third Point Offshore Investors Ltd	378,000	394,000
	TPG-Axon Partners LP*	79,585	79,252
			9,346,296
Relative Value - 25.73%	BlueCrest Capital International Ltd	1,862,168	1,997,968
	CQS ABS Feeder Fund Ltd	1,948,674	2,016,162
	D. E. Shaw Composite Fund LLC*	91,967	101,450
	D.E. Shaw Oculus International Fund	986,248	1,295,776
	Mariner-Tricadia Credit Strategies Ltd	1,937,134	1,996,084
	Pine River Fixed Income Fund Ltd	1,578,811	1,640,803
	QVT Onshore, LP*	259,971	285,996
	QVT SLV Onshore Ltd*	72,848	104,965
	QVT Special Investment Onshore Fund Ltd*	27,449	30,568
	Saba Capital Leveraged Offshore Fund Ltd	1,372,643	1,440,321
			10,910,093

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2012

Strategy	Investments	Strike Price	Expiration Date	Cost	(in U.S. dollars) Fair Value
	Purchased Options – 0.04%
	Currency Options - 0.00%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 100	2/28/2013	$2,428	$1
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 120	4/24/2014	5,808	10
					11
	Index Options - 0.04%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 1,300	8/18/2012	11,499	4,455
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 1,300	9/22/2012	17,165	13,150
					17,605
	Total Investments (Cost - $40,482,574) - 99.49%				42,177,708
	Other Assets Less Liabilities - 0.51%				217,538
	Net Assets - 100.00%				$42,395,246

Percentages shown are stated as a percentage of net assets as of June 30, 2012. All investments in Investment Funds are non-income producing.

* Position held in ASGI Special Asset Holdings, Inc.

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	36.40%
Relative Value	25.87
Long/Short Equity	22.16
Global Macro	15.53
Total Investment Funds	99.96
Purchased Options	0.04
100.00%

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

Credit Default Swap Agreements Fair Value as of June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	$5,480	$5,402	$(1,253)	$1,331
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€92,000	866	751	(591)	706
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.43)	6/20/2015	€285,000	804	(848)	(1,335)	2,987
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(1,320)	10,538	-	(11,858)
						$5,830	$15,843	$(3,179)	$(6,834)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	$4,504	$3,611	$363	$530
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(299)	(816)	179	338
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	795	141	346	308
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	6,537	4,324	651	1,562
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(985)	(1,835)	684	166
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(361)	(606)	(12)	257
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(1,805)	(3,403)	1,145	453
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	1,296	2,235	(505)	(434)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(901)	384	(1,620)	335
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(315)	212	(629)	102
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	733	523	(711)	921
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(1,212)	(1,065)	(565)	418
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	204	1,054	(1,134)	284
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	4,554	1,988	1,918	648
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$126,000	(910)	(948)	(400)	438
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$100,000	(786)	(1,334)	524	24
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(311)	(594)	258	25
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(1,761)	(3,256)	1,144	351
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(132)	13	(148)	3
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,041)	(1,465)	(432)	856
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(490)	(1,057)	771	(204)
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(1,920)	(972)	(885)	(63)
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	1,173	1,923	(1,300)	550
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	2,272	3,845	(2,599)	1,026
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	2,272	3,845	(2,599)	1,026
						$11,111	$6,747	$(5,556)	$9,920

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of June 30, 2012:

Description	Strike Price	Expiration Date	Premium Received/ (Paid)	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)

Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	$1,338	$-	$1,336	$2
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	(5)	4,147	10
Index Options
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,250	8/18/2012	7,491	(2,355)	-	5,136
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,425	9/22/2012	6,985	(6,325)	-	660
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,225	9/22/2012	9,485	(6,725)	-	2,760
			$29,461	$(15,410)	$5,483	$8,568

Equity sold short as of June 30, 2012:

Description	Shares	Cost	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)

SPDR S&P Retail ETF	2,800	$159,541	$(165,452)	$(11,959)	$6,048

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives
Credit Contracts	Credit default swaps, at fair value	$31,490
Foreign Exchange Contracts	Investments in purchased currency options contracts	11
Equity Index Contracts	Investments in purchased index options contracts	17,605
Total asset derivatives		$49,106

Liability derivatives

Credit Contracts	Credit default swaps, at fair value	$(14,549)
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	(5)
Equity Index Contracts	Written index options, at fair value proceeds received	(15,405)
Total liability derivatives		$(29,959)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation due to investments in derivatives for the three month period ended June 30, 2012 were as follows:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total

Equity Index Contracts	$7,375	$-	$-	$7,375
Credit Contracts	-	1,052	-	1,052

Total	$7,375	$1,052	$-	$8,427

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total

Equity Index Contracts	$7,128	$-	$-	$7,128
Foreign Exchange Contracts	(11)	-	-	(11)
Credit Contracts	-	3,086	-	3,086

Total	$7,117	$3,086	$-	$10,203

1. Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 4, 2011.  The Fund is a successor to an unregistered investment vehicle that commenced operations on April 1, 2007.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.

On April 1, 2012, ASGI Special Asset Holdings, Inc. (the “Domestic Blocker”) commenced operations.  The Domestic Blocker is registered as a corporation in the state of Delaware and is a wholly-owned subsidiary of the Fund.  Certain of the Investment Funds are held in the name of the Domestic Blocker for tax reporting purposes.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other investments.  Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”).  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.

2. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal period end.  All other investments in Investment Funds are classified as Level 3.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy.  The fair value of written and purchased over the counter (“OTC”) currency options and credit default swaps can be determined by an independent pricing vendor using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be categorized within Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of June 30, 2012 is as follows:

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

		Level 1	Level 2	Level 3
	Total Fair Value at	Quoted	Other Significant	Significant
Description	June 30, 2012	Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$17,616	$17,605	$11	$-
Credit Default Swaps	31,490	-	31,490	-
Liabilities
Written Options	(15,410)	(15,405)	(5)	-
Credit Default Swaps	(14,549)	-	(14,549)	-
Equity Sold Short	(165,452)	(165,452)	-	-
Investment Funds
Event Driven/Distressed	15,351,365	-	3,455,621	11,895,744
Global Macro	6,552,338	-	5,483,179	1,069,159
Long/Short Equity	9,346,296	394,000	3,832,656	5,119,640
Relative Value	10,910,093	-	7,923,505	2,986,588
Total Investments	$42,013,787	$230,748	$20,711,908	$21,071,131

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:

Investments in
Investment Funds

Balance, as of April 1, 2012	$13,469,744
Realized gain/(loss)	(12,942)
Change in unrealized appreciation/depreciation	91,893
Purchases	8,700,000
(Sales)	(655,984)
Transfers into Level 3	2,018,390
Transfers (out) of Level 3	(2,539,970)
Balance, as of June 30, 2012	$21,071,131

There were no transfers between Level 1 and Level 2 investments for the three month period ended June 30, 2012.  Transfers from Level 2 into Level 3 for the three month period ended June 30, 2012 was $2,018,390. Transfers from Level 3 into Level 2 for the three month period ended June 30, 2012 was $2,539,970.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2012 was $85,000.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of June 30, 2012:

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	August 17, 2012

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer (principal financial officer)

Date	August 17, 2012

* Print the name and title of each signing officer under his or her signature.